Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 2,164,454	$ 31,321,791	$ 8,442,320
Expected income tax recovery	(582,238)	(8,425,600)	(2,271,000)
Adjustment on losses	668,936	673,000	563,070
Change in valuation allowance	(86,698)	7,752,600	1,707,930
Total